Investments in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 1,418	¥ 3,040
Kagoshima Mega Solar Power
Schedule of Equity Method Investments [Line Items]
Loans secured by collateral	18,198
Equity Method Investments | Kagoshima Mega Solar Power
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 1,893